Note 8 - Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current restricted cash and cash equivalents	$ 3,515	$ 3,620